RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Apr. 30, 2018	Jul. 31, 2017	Jul. 31, 2016
Related Party Transaction [Line Items]
Due to related party (Note 4)	$ 164,706	$ 683,427	$ 756,997
Due to chief executive officer pursuant to employment consulting agreement
Related Party Transaction [Line Items]
Due to related party (Note 4)	164,706	0
Jennifer Irons
Related Party Transaction [Line Items]
Due to related party (Note 4)	1,500	0
Due to other related parties (included in accounts payable)
Related Party Transaction [Line Items]
Due to related party (Note 4)	$ 0	$ 2,538